INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Distribution Exclusivity [Member]	Dec. 31, 2012 Distribution Exclusivity [Member]	Dec. 31, 2012 Investment In Q Ray [Member]	Dec. 31, 2011 Investment In Q Ray [Member]	Dec. 31, 2010 Investment In Q Ray [Member]	Dec. 31, 2009 Investment In Q Ray [Member]	Dec. 31, 2012 Investment in Juvenis Ltd. [Member]	Mar. 15, 2012 Investment in Juvenis Ltd. [Member]	Dec. 31, 2011 Investment in Juvenis Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Carrying value of cost method investments		$ 1,000	$ 200					$ 200	$ 200		$ 1,000	$ 1,000
Initial investment in cost method investment										1,050
Impairment charge for cost method investment		200	9,387	850
Cost of intangible asset		52,217	49,162		1,632	1,632						3,000
Impairment charge	$ 3,370	$ 3,370	$ 123	$ 1,319	$ 123